Non-controlling interests - Schedule Of Non-controlling Interest (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	¥ 163,860	¥ 285,450	¥ 191,195
Non-controlling interests
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	155,563	296,080	184,434
Additional paid-in capital
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	8,297	(10,630)	¥ 6,761
Shan Shan Outlets
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	163,860	285,450
Shan Shan Outlets | Non-controlling interests
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	155,563	296,080
Shan Shan Outlets | Additional paid-in capital
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	8,297	10,630
Xinjiang Shanshan Outlets Shopping Plaza Co., Ltd
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders		73,000
Xinjiang Shanshan Outlets Shopping Plaza Co., Ltd | Non-controlling interests
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders		64,268
Xinjiang Shanshan Outlets Shopping Plaza Co., Ltd | Additional paid-in capital
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders		¥ 8,732
Shan Jing Commercial Management (Ningbo) Co., Ltd
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	512,031
Shan Jing Commercial Management (Ningbo) Co., Ltd | Non-controlling interests
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	228,139
Shan Jing Commercial Management (Ningbo) Co., Ltd | Additional paid-in capital
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	¥ 283,892